Other Operating Expenses	12 Months Ended
Dec. 31, 2018
Other Operating Expenses
Other Operating Expenses

39.  Other Operating Expenses:

During the year ended December 31, 2016, 2017 and 2018, the Bank and its subsidiaries incurred the following other operating expenses:

	2016	2017	2018
	MCh$	MCh$	MCh$

Write-offs for operating risks (*)	5,475	6,360	11,378
Operations expenses leasing	1,893	10,152	4,501
Card administration	3,921	2,890	2,640
Provisions for contingencies	6,880	—	3
Other	8,767	6,466	11,064
Total	26,936	25,868	29,586

(*) As a consequence of the technological security incident that affected the Bank on May 24, 2018, a net write-off has been recognized for external fraud committed directly against the Bank in its accounts held with foreign correspondent banks for Ch$6,002 million. As a result of the procedures of the insurance policies contracted to cover the losses associated with this type of events, at the end of the year were recognized revenues for the entirety of this amount. See Note No. 38 “Reimbursements for insurance policies”.